CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Selling and Marketing Expense [Member]
Share-based compensation	$ 144		$ 859
General and Administrative Expense [Member]
Share-based compensation	$ 1,215	$ 1,251	$ 2,643